RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Details Narrative)	1 Months Ended	12 Months Ended
	Apr. 30, 2023 SGD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2021 SGD ($) shares	Apr. 18, 2023 shares	Dec. 31, 2022 shares	Apr. 18, 2022 shares
IfrsStatementLineItems [Line Items]
Shares issued | shares				2,412,369	486,485	478,230
Warrant expense | $		$ 169,669
Warrants [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares	120,618
Warrant expense | $	$ 223,845
Ordinary Share [member]
IfrsStatementLineItems [Line Items]
Shares issued | shares			92,563
Professional fees | $			$ 190,355